SCHEDULE OF DIGITAL ASSET HOLDINGS (Details) Integer in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer
Goodwill and Intangible Assets Disclosure [Abstract]
Outstanding at beginning of year
Additions (purchases)	121,935
Disposals
Losses recognized in earnings	(30,307)
Balance at end of year	$ 91,628
Approximate number of bitcoins held | Integer	1,047